FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Text Block]
9.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The following table presents information about the Company’s financial instruments that have been measured at fair value as of December 31, 2013, and indicates the fair value hierarchy of the valuation inputs utilized to determine such fair values:

DECEMBER 31, 2013	FAIR
	VALUE		TOTAL
	INPUT	HELD-FOR-	CARRYING	FAIR
	LEVEL	TRADING	VALUE	VALUE
Financial assets
Cash	1	$241,327	$241,327	$241,327

DECEMBER 31, 2012	FAIR
	VALUE		TOTAL
	INPUT	HELD-FOR-	CARRYING	FAIR
	LEVEL	TRADING	VALUE	VALUE
Financial assets
Cash	1	$143,280	$143,280	$143,280

Due to the nature of cash, accounts payable and redeemable preferred stock, the fair value of these instruments approximated their carrying value.